Derivative Financial Instruments and Hedge Accounting - Summary Of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Fair value hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		₩ 10,615,352	₩ 11,389,923
Assets		129,726	286,952
Liabilities		93,108	54,458
Changes in fair value		(207,934)	74,372
Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		7,608,514	6,389,915
Assets		59,102	42,121
Liabilities		70,863	153,244
Changes in fair value		96,491	(55,240)
Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,364,863	1,086,069
Assets		0	5,800
Liabilities		1,281,725	843,237
Changes in fair value		(88,729)	88,769
Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		549,312,247	469,476,648
Assets		3,532,542	5,210,512
Liabilities		3,509,789	5,014,070
Debentures in foreign currencies | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,273,227	842,112
Assets		0	0
Liabilities		1,273,227	842,112
Changes in fair value		(80,235)	74,363
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		4,037,717	1,824,000
Assets		140,126	50,580
Liabilities		126,610	107,218
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	6,479,692	4,540,235
Assets	[1]	1,903	43
Liabilities	[1]	2,464	1,834
Swaps | Fair value hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		8,910,139	9,217,731
Assets		127,290	158,914
Liabilities		38,253	51,842
Changes in fair value		(33,227)	(23,022)
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		4,553,250	3,532,480
Assets		12,575	1,286
Liabilities		9,532	37,120
Changes in fair value		36,164	(11,940)
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		334,721,395	300,105,350
Assets		354,686	631,917
Liabilities		397,046	682,401
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		12,547,000	14,779,000
Assets		176,274	248,437
Liabilities		199,567	302,134
Interest rate | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		357,785,804	321,248,585
Assets		672,989	930,977
Liabilities		725,687	1,093,587
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,055,264	2,857,435
Assets		46,527	40,835
Liabilities		61,331	116,124
Changes in fair value		60,327	(43,300)
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		65,028,025	49,756,478
Assets		1,082,873	1,897,636
Liabilities		1,331,597	1,349,919
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		5,207,198	5,434,057
Assets		322,888	423,297
Liabilities		132,619	123,242
Commodity | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		6,370	25,532
Assets		43	419
Liabilities		82	1,072
Others | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,695,540	1,476,310
Assets		20,904	36,783
Liabilities		117,629	144,076
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,602,382	3,015,782
Assets		18,979	19,395
Liabilities		7,409	9,700
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0	13,923
Assets		0	268
Liabilities		0	991
Stock and index | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		14,437,866	12,943,914
Assets		432,564	579,163
Liabilities		380,520	400,770
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	361,791	376,281
Assets	[1]	464	158
Liabilities	[1]	877	695
Forwards | Fair value hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,705,213	2,172,192
Assets		2,436	128,038
Liabilities		54,855	2,616
Changes in fair value		(174,707)	97,394
Forwards | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		91,636	243,957
Assets		0	5,800
Liabilities		8,498	1,125
Changes in fair value		(8,494)	14,406
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		105,509,405	78,255,991
Assets		1,296,083	1,712,560
Liabilities		934,944	1,986,239
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,885,064	2,377,775
Assets		7,643	33,421
Liabilities		11,044	28,012
Currency | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		172,784,285	130,766,525
Assets		2,387,063	3,643,775
Liabilities		2,278,462	3,364,865
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	1,612,965	1,027,347
Assets	[1]	14,338	20,061
Liabilities	[1]	6,530	2,246
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		7,617,703	6,482,510
Assets		95,338	135,805
Liabilities		241,371	275,282
Credit | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,602,382	3,015,782
Assets		18,979	19,395
Liabilities		7,409	9,700
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	6,370	11,609
Assets	[1]	43	151
Liabilities	[1]	₩ 82	₩ 81

[1]	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.